Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The Company has determined that the warrant liabilities’ fair values are Level 3 items within the fair value hierarchy. The following table presents the changes in the warrant liabilities:

(in thousands)
Balance at December 31, 2017	$93
Fair value of Term A Warrants issued under the Loan and Security Agreement	326
Fair value of Term B Warrants issued under the Loan and Security Agreement	686
Change in fair value of warrants	(63)

Balance at September 30, 2018	1,042

The following table presents the changes in the warrant liabilities:

(In thousands)
Balance at January 1, 2016	$180
Fair value of Series A warrants expired/exercised	(109)
Changes in fair value of warrants	(24)

Balance at December 31, 2016	47
Changes in fair value of warrants	46

Balance at December 31, 2017	$93

Fair Value Measurements, Recurring and Nonrecurring

The following tables present the Company’s fair value hierarchy for those assets and liabilities measured at fair value as of December 31, 2017 and September 30, 2018:

(in thousands)	TOTAL AS OF DECEMBER 31, 2017	LEVEL 1	LEVEL 2	LEVEL 3
Current Assets
Money market funds (a)	$39,124	$39,124	$—	$—

Other current liabilities
Warrant liabilities	$93	$—	$—	$93

(in thousands)	TOTAL AS OF SEPTEMBER 30, 2018	LEVEL 1	LEVEL 2	LEVEL 3
Current Assets
Cash and cash equivalents:
Money market funds	$72,746	$72,746	$—	$—
Commercial paper	2,999	2,999	—	—

Total cash and cash equivalents	$75,745	$75,745	$—	$—

Short-term investments:
U.S. government securities	$32,212	$32,212	$—	$—
Corporate securities	12,156	—	12,156	—
Agency securities	10,928	—	10,928	—

Total short-term investments	$55,296	$32,212	$23,084	$—

Other current liabilities
Warrant liabilities	$1,042	$—	$—	$1,042

(a)	The money market funds noted above are included in cash and cash equivalents.